Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Australia: 6.9%
42,935		ASX Ltd.	$2,478,887	0.6
890,278		Aurizon Holdings Ltd.	2,410,377	0.6
134,307		BHP Group Ltd.	3,587,057	0.9
271,136		Brambles Ltd.	2,084,892	0.5
7,847		CSL Ltd.	1,639,486	0.4
229,327		Fortescue Metals Group Ltd.	2,442,798	0.6
157,353		Goodman Group	2,421,207	0.6
165,039		GPT Group	594,455	0.2
662,733		Medibank Pvt Ltd.	1,692,104	0.4
65,321		Rio Tinto Ltd.	4,650,274	1.1
654,684		Telstra Corp., Ltd.	1,834,492	0.5
53,302		Wesfarmers Ltd.	2,120,005	0.5
			27,956,034	6.9

		Austria: 0.4%
26,498		OMV AG	1,595,588	0.4

		Belgium: 0.6%
7,315		Elia Group SA/NV	874,142	0.2
15,658		Groupe Bruxelles Lambert S.A.	1,722,306	0.4
			2,596,448	0.6

		China: 0.7%
922,500		BOC Hong Kong Holdings Ltd.	2,779,880	0.7

		Denmark: 2.5%
881		AP Moller - Maersk A/S - Class B	2,384,947	0.6
127,880		Danske Bank A/S	2,154,282	0.5
9,341		DSV A/S	2,235,898	0.5
28,193		Novozymes A/S	1,932,667	0.5
63,891		Tryg A/S	1,448,335	0.4
			10,156,129	2.5

		Finland: 2.5%
24,513		Elisa OYJ	1,523,083	0.4
34,872		Kone Oyj	2,449,693	0.6
366,640	(1)	Nordea Bank Abp	4,724,627	1.1
37,810		Orion Oyj	1,496,922	0.4
		10,194,325		2.5

		France: 8.6%
24,683		Air Liquide SA	3,953,219	1.0
43,702	(1)	BNP Paribas	2,796,075	0.7
26,480		Bureau Veritas SA	817,203	0.2
22,183		Cie de Saint-Gobain	1,492,845	0.4
22,149		Cie Generale des Etablissements Michelin SCA	3,396,326	0.8
39,502		Dassault Systemes SE	2,078,806	0.5
174,858		Engie SA	2,287,694	0.6
7,908		Ipsen SA	753,551	0.2
13,396	(2)	La Francaise des Jeux SAEM	688,783	0.2
19,926		Legrand S.A.	2,135,057	0.5
2,430		L'Oreal S.A.	1,005,540	0.2
297,114		Orange SA	3,213,237	0.8
9,315		Publicis Groupe	625,759	0.1
50,239		Sanofi	4,836,192	1.2
12,475		Schneider Electric SE	2,077,754	0.5
49,758		SCOR SE	1,432,820	0.3
7,788		SEB SA	1,095,653	0.3
32,832	(1)	Vivendi SE	413,352	0.1
			35,099,866	8.6

		Germany: 8.3%
31,581		Bayerische Motoren Werke AG	2,999,522	0.7
35,635		Daimler AG	3,144,125	0.8
13,831		Deutsche Boerse AG	2,244,302	0.6
80,791		Deutsche Post AG	5,066,371	1.2
212,961		Deutsche Telekom AG	4,270,747	1.1
34,009		E.ON AG	415,102	0.1
39,412		Evonik Industries AG	1,235,846	0.3
16,334		GEA Group AG	745,961	0.2
10,229		Hannover Rueck SE	1,781,284	0.4
10,810		HeidelbergCement AG	806,460	0.2
14,047		LEG Immobilien SE	1,984,186	0.5
5,577		Merck KGaA	1,207,080	0.3
6,422		Muenchener Rueckversicherungs-Gesellschaft AG	1,752,360	0.4
39,175		RWE AG	1,381,634	0.3
17,914		Symrise AG	2,348,001	0.6
351,192		Telefonica Deutschland Holding AG	999,919	0.3
20,299		Vonovia SE	1,220,338	0.3
			33,603,238	8.3

		Hong Kong: 2.6%
105,000		CK Infrastructure Holdings Ltd.	585,652	0.1
145,000		CLP Holdings Ltd.	1,396,122	0.3
423,500		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	420,527	0.1
512,000		HKT Trust & HKT Ltd. - Stapled Security	700,064	0.2
33,700		Hong Kong Exchanges and Clearing Ltd.	2,070,882	0.5
244,800		Hongkong Land Holdings Ltd. - HKHGF	1,169,331	0.3
311,000		Power Assets Holdings Ltd.	1,823,111	0.5
161,500		Sun Hung Kai Properties Ltd.	2,016,544	0.5
237,400		Swire Properties Ltd.	595,280	0.1
			10,777,513	2.6

		Ireland: 0.6%
33,101		CRH PLC	1,562,192	0.4
16,160		Smurfit Kappa PLC	850,795	0.2
			2,412,987	0.6

		Israel: 1.7%
266,661		Bank Hapoalim BM	2,342,248	0.6
331,561		Bank Leumi Le-Israel BM	2,809,329	0.7
316,782	(3)	Israel Discount Bank Ltd.	1,672,239	0.4
			6,823,816	1.7

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: 5.7%
166,202		Assicurazioni Generali S.p.A.	$3,520,012	0.9
305,220		ENI S.p.A.	4,070,157	1.0
134,642	(3)	FinecoBank Banca Fineco SpA	2,431,879	0.6
1,552,733		Intesa Sanpaolo SpA	4,395,751	1.1
185,016	(2)	Poste Italiane SpA	2,540,612	0.6
27,216		Recordati Industria Chimica e Farmaceutica SpA	1,577,423	0.4
97,433		Snam SpA	538,987	0.1
364,319		Terna - Rete Elettrica Nazionale	2,585,492	0.6
113,280		UniCredit SpA	1,499,107	0.4
			23,159,420	5.7

		Japan: 25.6%
89,300		Ajinomoto Co., Inc.	2,638,800	0.6
14,200		Bridgestone Corp.	671,819	0.2
30,700		Brother Industries Ltd.	675,561	0.2
68,800		Capcom Co., Ltd.	1,911,686	0.5
34,400		Chubu Electric Power Co., Inc.	406,565	0.1
53,800		Dai Nippon Printing Co., Ltd.	1,296,187	0.3
42,400	(1)	Daiwa House Industry Co., Ltd.	1,413,404	0.3
735,400		ENEOS Holdings, Inc.	2,987,455	0.7
55,500		Honda Motor Co., Ltd.	1,706,282	0.4
14,300		Hoya Corp.	2,231,069	0.5
109,300		Idemitsu Kosan Co., Ltd.	2,875,319	0.7
99,700		Itochu Corp.	2,903,861	0.7
58,100		Japan Post Bank Co. Ltd.	498,352	0.1
175,900		Japan Tobacco, Inc.	3,446,630	0.8
13,500		KDDI Corp.	444,462	0.1
9,300		Konami Holdings Corp.	582,917	0.1
37,800		Lawson, Inc.	1,856,824	0.5
46,800		Mitsubishi Corp.	1,469,634	0.4
289,500		Mitsubishi HC Capital, Inc.	1,513,764	0.4
1,012,900		Mitsubishi UFJ Financial Group, Inc.	5,987,590	1.5
280,300	(1)	Mizuho Financial Group, Inc.	3,965,450	1.0
92,000	(1)	MS&AD Insurance Group Holdings, Inc.	3,077,100	0.8
23,200		NEC Corp.	1,257,231	0.3
4,800		Nintendo Co., Ltd.	2,293,838	0.6
5,200		Nippon Shinyaku Co., Ltd.	432,240	0.1
146,300		Nippon Telegraph & Telephone Corp.	4,053,851	1.0
20,700		Nippon Yusen KK	1,551,018	0.4
5,500		Nitori Co., Ltd.	1,083,896	0.3
16,700	(1)	Nitto Denko Corp.	1,188,816	0.3
57,300		Nomura Real Estate Holdings, Inc.	1,489,715	0.4
94,300		Osaka Gas Co., Ltd.	1,723,151	0.4
45,200		Otsuka Holdings Co. Ltd.	1,932,874	0.5
40,400		Pola Orbis Holdings, Inc.	929,918	0.2
6,000		Rohm Co., Ltd.	565,816	0.1
34,800		Santen Pharmaceutical Co., Ltd.	489,431	0.1
33,000		Secom Co., Ltd.	2,386,825	0.6
122,500		Sekisui House Ltd.	2,565,267	0.6
2,800		SMC Corp.	1,746,949	0.4
324,500		SoftBank Corp.	4,401,776	1.1
16,500		Sohgo Security Services Co., Ltd.	741,790	0.2
67,300		Sompo Holdings, Inc.	2,919,812	0.7
41,100		Subaru Corp.	759,517	0.2
175,200	(1)	Sumitomo Corp.	2,468,030	0.6
130,100	(1)	Sumitomo Mitsui Financial Group, Inc.	4,576,836	1.1
82,900	(1)	Sumitomo Mitsui Trust Holdings, Inc.	2,855,079	0.7
77,400		Tokio Marine Holdings, Inc.	4,149,027	1.0
81,800		Tokyo Gas Co., Ltd.	1,522,077	0.4
20,700		Toyo Suisan Kaisha Ltd.	916,591	0.2
12,900		Toyota Industries Corp.	1,061,411	0.3
46,900		Trend Micro, Inc.	2,611,772	0.6
13,100		Tsuruha Holdings, Inc.	1,615,521	0.4
299,700		Yamada Holdings Co. Ltd.	1,258,614	0.3
89,900		Yamato Holdings Co., Ltd.	2,275,403	0.6
			104,384,823	25.6

		Luxembourg: 0.1%
41,039		Tenaris S.A.	431,691	0.1

		Netherlands: 3.2%
2,338		ASM International NV	915,601	0.2
103,020		Koninklijke Ahold Delhaize NV	3,430,362	0.9
47,610		Koninklijke Philips NV	2,115,158	0.5
22,824		Koninklijke Vopak NV	899,319	0.2
38,062	(1)	Randstad NV	2,562,594	0.7
33,371	(3)	Universal Music Group NV	893,514	0.2
19,555		Wolters Kluwer NV	2,072,755	0.5
			12,889,303	3.2

		New Zealand: 0.4%
20,873		Fisher & Paykel Healthcare Corp. Ltd.	459,116	0.1
355,363		Spark New Zealand Ltd.	1,169,101	0.3
			1,628,217	0.4

		Norway: 0.2%
19,074		Yara International ASA	944,855	0.2

		Portugal: 0.2%
58,698		Galp Energia SGPS SA	666,689	0.2

		Singapore: 1.6%
130,000		Oversea-Chinese Banking Corp., Ltd.	1,094,696	0.3
270,200		Singapore Exchange Ltd.	1,978,099	0.5
586,800		Singapore Telecommunications Ltd.	1,056,397	0.2
100,900		United Overseas Bank Ltd.	1,908,784	0.5
35,800		Venture Corp. Ltd.	470,544	0.1
			6,508,520	1.6

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 1.7%
67,288	Enagas	$1,495,413	0.4
99,993	Endesa S.A.	2,016,603	0.5
48,703	Iberdrola S.A. - IBEE	489,972	0.1
92,498	Red Electrica Corp. SA	1,855,714	0.4
85,552	Repsol SA	1,116,754	0.3
		6,974,456	1.7

	Sweden: 1.3%
22,763	Epiroc AB	473,232	0.1
73,414	(1) Lundin Energy AB	2,725,215	0.7
141,406	Swedish Match AB	1,238,256	0.3
70,321	(1) Tele2 AB	1,041,224	0.2
		5,477,927	1.3

	Switzerland: 5.2%
43,179	ABB Ltd.	1,444,416	0.3
2,703	Geberit AG - Reg	1,984,549	0.5
53,456	Holcim Ltd.	2,575,778	0.6
9,368	Nestle SA	1,128,751	0.3
42,873	Novartis AG	3,515,552	0.9
6,504	Roche Holding AG	2,373,765	0.6
2,523	Sika AG	797,705	0.2
2,804	Sonova Holding AG - Reg	1,059,655	0.2
68,484	UBS Group AG	1,093,115	0.3
12,562	Zurich Insurance Group AG	5,136,858	1.3
		21,110,144	5.2

	United Kingdom: 15.9%
141,455	3i Group PLC	2,429,736	0.6
533,904	Abrdn PLC	1,825,930	0.4
45,242	Admiral Group Plc	1,890,368	0.5
13,553	AstraZeneca PLC	1,633,377	0.4
225,879	BAE Systems PLC	1,710,820	0.4
939,927	Barclays PLC	2,388,336	0.6
979,199	BP PLC	4,460,110	1.1
92,432	British American Tobacco PLC	3,230,918	0.8
32,065	CNH Industrial NV	538,981	0.1
474,065	Direct Line Insurance Group PLC	1,849,835	0.5
287,018	Evraz PLC	2,277,200	0.6
7,420	Ferguson PLC	1,030,059	0.3
360,166	GlaxoSmithKline PLC	6,797,475	1.7
23,378	Hargreaves Lansdown PLC	448,872	0.1
55,825	Hikma Pharmaceuticals PLC	1,836,422	0.4
155,139	Imperial Brands PLC	3,244,988	0.8
638,528	J Sainsbury Plc	2,447,340	0.6
351,012	National Grid PLC	4,182,561	1.0
494,449	Natwest Group PLC	1,490,693	0.4
68,490	Persimmon PLC	2,449,542	0.6
285,618	Sage Group PLC/The	2,719,557	0.7
17,940	Schroders PLC	863,987	0.2
187,862	Segro PLC	3,017,786	0.7
10,846	Severn Trent PLC	379,709	0.1
447,832	Standard Chartered PLC	2,617,928	0.6
37,633	Unilever PLC	2,033,350	0.5
149,940	United Utilities Group PLC	1,951,522	0.5
1,922,878	Vodafone Group PLC	2,926,028	0.7
		64,673,430	15.9

	Total Common Stock
	(Cost $357,381,356)	392,845,299	96.5

EXCHANGE-TRADED FUNDS: 1.5%
121,713	iShares MSCI EAFE Value Index ETF	6,189,106	1.5

	Total Exchange-Traded Funds
	(Cost $6,248,916)	6,189,106	1.5

PREFERRED STOCK: 0.8%
	Germany: 0.8%
11,084	FUCHS PETROLUB SE	518,956	0.1
30,356	Henkel AG & Co. KGaA	2,808,181	0.7

	Total Preferred Stock
	(Cost $3,527,190)	3,327,137	0.8

	Total Long-Term Investments
	(Cost $367,157,462)	402,361,542	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
	Repurchase Agreements: 7.3%
5,015,328	(4) Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,015,335, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $5,115,635, due 09/01/31-07/01/60)	5,015,328	1.2
7,384,900	(4) Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $7,384,910, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $7,532,598, due 11/01/21-07/20/71)	7,384,900	1.8

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,990,599	(4)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $2,990,606, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,050,433, due 10/12/21-08/15/51)	$2,990,599	0.8
2,575,963	(4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $2,575,967, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $2,627,487, due 08/01/23-07/20/71)	2,575,963	0.6
7,384,875	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $7,384,885, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,532,573, due 10/31/21-05/01/58)	7,384,875	1.8
4,277,057	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $4,277,069, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,362,724, due 07/15/23-02/15/48)	4,277,057	1.1

	Total Repurchase Agreements
	(Cost $29,628,722)	29,628,722		7.3

Shares			Value	Percentage of Net Assets
	Mutual Funds: 0.5%
710,000	(4),(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	$710,000	0.2
610,000	(4),(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	610,000	0.1
780,000	(4),(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	780,000	0.2
	Total Mutual Funds
	(Cost $2,100,000)	2,100,000		0.5

	Total Short-Term Investments
	(Cost $31,728,722)	31,728,722		7.8

	Total Investments in Securities (Cost $398,886,184)		$434,090,264	106.6
	Liabilities in Excess of Other Assets	(27,025,143)		(6.6)
	Net Assets		$407,065,121	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Non-income producing security.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2021.

Sector Diversification	Percentage of Net Assets
Financials	26.2%
Industrials	12.9
Health Care	8.9
Communication Services	8.4
Consumer Staples	7.9
Materials	7.8
Utilities	7.0
Consumer Discretionary	6.1
Energy	5.4
Real Estate	3.9
Information Technology	2.8
Exchange-Traded Funds	1.5
Short-Term Investments	7.8
Liabilities in Excess of Other Assets	(6.6)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$27,956,034	$–	$27,956,034
Austria	–	1,595,588	–	1,595,588
Belgium	–	2,596,448	–	2,596,448
China	–	2,779,880	–	2,779,880
Denmark	–	10,156,129	–	10,156,129
Finland	1,523,083	8,671,242	–	10,194,325
France	–	35,099,866	–	35,099,866
Germany	2,220,257	31,382,981	–	33,603,238
Hong Kong	1,015,807	9,761,706	–	10,777,513
Ireland	–	2,412,987	–	2,412,987
Israel	–	6,823,816	–	6,823,816
Italy	–	23,159,420	–	23,159,420
Japan	–	104,384,823	–	104,384,823
Luxembourg	–	431,691	–	431,691
Netherlands	893,514	11,995,789	–	12,889,303
New Zealand	–	1,628,217	–	1,628,217
Norway	–	944,855	–	944,855
Portugal	–	666,689	–	666,689
Singapore	–	6,508,520	–	6,508,520
Spain	–	6,974,456	–	6,974,456
Sweden	1,711,488	3,766,439	–	5,477,927
Switzerland	–	21,110,144	–	21,110,144
United Kingdom	3,883,185	60,790,245	–	64,673,430
Total Common Stock	11,247,334	381,597,965	–	392,845,299
Exchange-Traded Funds	6,189,106	–	–	6,189,106
Preferred Stock	518,956	2,808,181	–	3,327,137
Short-Term Investments	2,100,000	29,628,722	–	31,728,722
Total Investments, at fair value	$20,055,396	$414,034,868	$–	$434,090,264
Other Financial Instruments+
Forward Foreign Currency Contracts	–	184	–	184
Total Assets	$20,055,396	$414,035,052	$–	$434,090,448
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(306)	$–	$(306)
Total Liabilities	$–	$(306)	$–	$(306)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2021, the following forward foreign currency contracts were outstanding for Voya International High Dividend Low Volatility Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 111,953	ILS 360,394	BNP Paribas	10/04/21	$166
USD 196,888	HKD 1,532,560	The Bank of New York Mellon	10/04/21	18
USD 53,787	HKD 419,062	The Bank of New York Mellon	10/04/21	$(45)
USD 8,240	AUD 11,410	The Bank of New York Mellon	10/05/21	(50)
USD 916	AUD 1,268	The Bank of New York Mellon	10/05/21	(5)
USD 33,568	AUD 46,479	The Bank of New York Mellon	10/05/21	(206)
				$(122)

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Currency Abbreviations
AUD	-	Australian Dollar
HKD	-	Hong Kong Sar Dollar
ILS	-	Israeli New Shekel
USD	-	United States Dollar

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $401,334,670.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$45,374,081
Gross Unrealized Depreciation	(12,185,676)
Net Unrealized Appreciation	$33,188,405